Subsequent Events (Details) $ in Millions			6 Months Ended
	Jul. 22, 2025 USD ($)	Jul. 17, 2025 USD ($) item	Jun. 30, 2025 USD ($)	Jul. 23, 2025 USD ($)	Jul. 11, 2025 USD ($)
Credit Facility
Statement
Drawdowns			$ 0.0
Subsequent borrowings under credit facilities | Credit Facility
Statement
Drawdowns	$ 175.0
AngloGold's Arthur Gold Project - Nevada, U.S | Acquisition of Royalties
Statement
Percentage of NSR acquired				1.00%
Cash transferred				$ 250.0
Time of agreement				$ 25.0
Cascabel Stream - Ecuador | Franco-Nevada (Barbados) Corporation | Acquisition of gold stream
Statement
Number of payments for pre- construction funding | item		3
Acquisition amount on pre-construction activities		$ 23.3
Royalty On Gold Quarry In Nevada, U S | Acquisition of Royalties
Statement
Percentage of NSR acquired					1.62%
Cash transferred					$ 10.5
Time of agreement					$ 1.0